Commitments and Contractual Obligations - Summary of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 783,309
2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	146,203
2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	84,670
2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	160,998
2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	241,546
2025 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	149,892
Debt
Disclosure of contingent liabilities [line items]
Contractual capital commitments	517,287
Debt | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	66,667
Debt | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	66,667
Debt | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	150,000
Debt | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	233,953
Debt | 2025 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Purchase obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	60,587
Purchase obligations | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	56,903
Purchase obligations | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,967
Purchase obligations | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	239
Purchase obligations | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	239
Purchase obligations | 2025 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	239
Leases
Disclosure of contingent liabilities [line items]
Contractual capital commitments	36,086
Leases | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	13,274
Leases | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	6,277
Leases | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,822
Leases | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,298
Leases | 2025 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	11,415
Mineral properties
Disclosure of contingent liabilities [line items]
Contractual capital commitments	30,662
Mineral properties | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,658
Mineral properties | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,467
Mineral properties | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,636
Mineral properties | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,636
Mineral properties | 2025 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	12,265
Asset retirement obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	138,687
Asset retirement obligations | 2021
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,701
Asset retirement obligations | 2022
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,292
Asset retirement obligations | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	3,301
Asset retirement obligations | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	420
Asset retirement obligations | 2025 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 125,973